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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager:

Name:    United Fire & Casualty Company
Address: 118 Second Avenue SE
         Cedar Rapids IA 52401

Form 13F File Number: 28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:  Kevin W. Helbing
Title: Controller
Phone: 319 286-2533

Signature, Place and Date of Signing:


/s/ Kevin W. Helbing                   Cedar Rapids,        IA        8/2/2010
-------------------------------
Kevin W. Helbing

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         59

Form 13F Information Table Value Total:   $122,578 (in thousands)

List of Other Included Managers:              NONE

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FORM 13F INFORMATION TABLE

                                 TITLE                                                                   VOTING AUTHORITY
                                  OF                 VALUE    SHARES/  SH/  PUT/  INVSTMNT    OTHER   ---------------------
        NAME OF ISSUER           CLASS    CUSIP    (x $1000)  PRN AMT  PRN  CALL   DSCRETN  MANAGERS    SOLE   SHARED  NONE
        --------------          ------  ---------  ---------  -------  ---  ----  --------  --------  -------  ------  ----
AT&T Inc                        Common  00206R102       2423   100160   SH          Sole              100,160
Abbott Laboratories             Common  002824100       9590   205000   SH          Sole              205,000
Agilysys Inc                    Common  00847J105       1413   211187   SH          Sole              211,187
Alliant Energy Corporation      Common  018802108       3879   122200   SH          Sole              122,200
American Strategic Inc Port II  Common  030099105        264    25420   SH          Sole               25,420
BCE Inc                         Common  05534B760        434    14823   SH          Sole               14,823
BRE Properties Inc              Common  05564E106        665    18000   SH          Sole               18,000
Bank of America Corporation     Common  060505104       2012   140000   SH          Sole              140,000
Bemis Company Inc               Common  081437105        848    31400   SH          Sole               31,400
Boeing Company                  Common  097023105       4706    75000   SH          Sole               75,000
CF Industries Holdings Inc      Common  125269100        193     3046   SH          Sole                3,046
CIT Group Inc                   Common  125581801       1865    55065   SH          Sole               55,065
Cincinnati Financial Corp       Common  172062101       8286   320276   SH          Sole              320,276
ConocoPhillips                  Common  20825C104        494    10059   SH          Sole               10,059
Cummins Inc                     Common  231021106       5092    78180   SH          Sole               78,180
Dean Foods Company              Common  242370104         81     8000   SH          Sole                8,000
Deere & Company                 Common  244199105       1114    20000   SH          Sole               20,000
Del Monte Foods Co              Common  24522P103        289    20097   SH          Sole               20,097
Dow Chemical Company            Common  260543103       4032   170000   SH          Sole              170,000
Duke Energy Corporation         Common  26441C105       2371   148192   SH          Sole              148,192
Emerson Electric Co             Common  291011104        550    12600   SH          Sole               12,600
Exxon Mobil Corporation         Common  30231G102       2283    40000   SH          Sole               40,000
Federal-Mogul Corporation       Common  313549404        501    38457   SH          Sole               38,457
Fidelity National Information   Common  31620M106        262     9758   SH          Sole                9,758
Fidelity NationalFinancial Inc  Common  31620R105        288    22201   SH          Sole               22,201
Arthur J Gallagher & Co         Common  363576109        252    10321   SH          Sole               10,321
General Electric Company        Common  369604103       3966   275000   SH          Sole              275,000
H J Heinz Company               Common  423074103       1945    45000   SH          Sole               45,000
Honeywell International Inc     Common  438516106       1366    35000   SH          Sole               35,000
Hospira Inc                     Common  441060100        919    16000   SH          Sole               16,000
Intel Corporation               Common  458140100        778    40000   SH          Sole               40,000
JPMorgan Chase & Co             Common  46625H100       2114    57736   SH          Sole               57,736
Johnson & Johnson               Common  478160104       1772    30000   SH          Sole               30,000
Medtronic Inc                   Common  585055106        907    25000   SH          Sole               25,000
Merck & Co Inc                  Common  58933Y105        202     5767   SH          Sole                5,767
Mirant Corporation              Common  60467R100        299    28342   SH          Sole               28,342
Newell Rubbermaid Inc           Common  651229106        670    45766   SH          Sole               45,766
Nicor Inc                       Common  654086107       1620    40000   SH          Sole               40,000
Old Republic International Cor  Common  680223104       3089   254690   SH          Sole              254,690
Penwest Pharmaceuticals Co.     Common  709754105         99    30000   SH          Sole               30,000
PepsiCo Inc                     Common  713448108       1219    20000   SH          Sole               20,000
Pfizer Inc                      Common  717081103        570    40000   SH          Sole               40,000
Piper Jaffray Cos               Common  724078100        268     8329   SH          Sole                8,329
Procter & Gamble Company        Common  742718109       4558    76000   SH          Sole               76,000
Progress Energy Inc             Common  743263105        750    19131   SH          Sole               19,131
QCR Holdings Inc                Common  74727A104        821    83181   SH          Sole               83,181
Royal Dutch Shell ADR           Common  780259206       2009    40000   SH          Sole               40,000
Schlumberger Limited            Common  806857108       1660    30000   SH          Sole               30,000
Spectra Energy Corporation      Common  847560109       1889    94096   SH          Sole               94,096
Treehouse Foods Inc             Common  89469A104        441     9652   SH          Sole                9,652
UAL Corporation                 Common  902549807          1       51   SH          Sole                   51
U S Bancorp                     Common  902973304      16042   717784   SH          Sole              717,784
Vectren Corporation             Common  92240G101        631    26658   SH          Sole               26,658
Verizon Communications Inc      Common  92343V104       1569    55997   SH          Sole               55,997
Wells Fargo & Company           Common  949746101       6402   250086   SH          Sole              250,086
Windstream Corporation          Common  97381W104        137    12942   SH          Sole               12,942
Wintrust Financial Corporation  Common  97650W108       7686   230523   SH          Sole              230,523
Xcel Energy, Inc.               Common  98389B100       1855    90000   SH          Sole               90,000
Montpelier Re Holdings Ltd      Common  G62185106        137     9189   SH          Sole                9,189
Report Summary                  Data Records 59    122,578 0   other managers on whose behalf report is filed